Note 4 - Exploration and Evaluation Assets (Details Textual)													9 Months Ended			12 Months Ended								24 Months Ended	33 Months Ended	36 Months Ended	48 Months Ended	62 Months Ended
	Oct. 05, 2030	Oct. 04, 2030 CAD ($)	Oct. 04, 2027 CAD ($)	Jun. 28, 2027 CAD ($)	Jun. 28, 2026 CAD ($)	Jun. 28, 2025 CAD ($)	Jun. 28, 2024 CAD ($)	Jun. 28, 2023 CAD ($)	Jun. 09, 2023 CAD ($)	Jun. 23, 2022 CAD ($)	Aug. 01, 2021 CAD ($)	Jul. 30, 2021 CAD ($)	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CAD ($)	Jul. 30, 2025 CAD ($)	Jul. 30, 2024 CAD ($)	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 USD ($)	Jul. 30, 2023 CAD ($)	Mar. 31, 2023 CAD ($)	Jul. 30, 2022 CAD ($)	Jul. 30, 2022 CAD ($)	Jul. 30, 2023 CAD ($)	Dec. 31, 2024 CAD ($)	Jul. 30, 2024 CAD ($)	Jul. 30, 2025 CAD ($)	Jun. 09, 2027 CAD ($)	Dec. 31, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jan. 04, 2024 CAD ($)	May 17, 2017 USD ($)
Statement Line Items [Line Items]
Purchase of exploration and evaluation assets													$ 249,319		$ 222,211			$ 198,829
Accrued royalty payments outstanding													362,644					301,967							$ 362,644
Increase (decrease) for purchase of evaluation and exploration assets													$ 6,866,449					235,600
Foremost [member] | Denison Mines Corp. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate													19.95%	19.95%
Major purchases of assets [member] | Foremost [member] | Denison Mines Corp. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate	51.00%
Ivanhoe Emporia Claims [member]
Statement Line Items [Line Items]
Cash transferred																																$ 500,000
Payables for purchase of non-current assets																																$ 361,375
Purchase of exploration and evaluation assets														$ 225,255					$ 201,535
Accrued royalty payments outstanding																													$ 274,745	$ 298,465
Net Smelter Royalty Return Percentage													2.00%												2.00%				2.00%
Ivanhoe Emporia Claims [member] | Bottom of range [member]
Statement Line Items [Line Items]
Royalty expense													$ 362,644	$ 252,125				301,967	$ 222,975
Jean Lake and Zoro Lithium properties [member] | Manitoba Grant [Member]
Statement Line Items [Line Items]
Government grant agreement																															$ 300,000
Proceeds from government grants, classified as financing activities													200,000					100,000
Jean Lake and Zoro Lithium properties [member] | Government grant agreement two [member]
Statement Line Items [Line Items]
Government grant agreement																					$ 300,000
Proceeds from government grants, classified as financing activities																		100,000			200,000
Jean Lake Property [member]
Statement Line Items [Line Items]
Purchase of exploration and evaluation assets											$ 25,000		50,000				$ 50,000	50,000		$ 50,000		$ 50,000
Net Smelter Royalty Return Percentage												2.00%
Proportion of ownership interest in associate												100.00%
Increase (decrease) for purchase of evaluation and exploration assets											$ 25,000		50,000				$ 50,000	50,000		$ 50,000		$ 50,000
Number of instruments or interests issued or issuable											5,000						12,106			6,128		6,704	6,704	6,128		12,106
Expense arising from exploration for and evaluation of mineral resources																							$ 50,000	$ 100,000		$ 150,000
Option agreement, net smelter royalty percentage												1.00%
Option agreement, cash payment												$ 1,000,000
Jean Lake Property [member] | Major purchases of assets [member]
Statement Line Items [Line Items]
Purchase of exploration and evaluation assets																$ 75,000
Increase (decrease) for purchase of evaluation and exploration assets																$ 75,000
Expense arising from exploration for and evaluation of mineral resources																											$ 200,000
Grass River Property [member]
Statement Line Items [Line Items]
Purchase of exploration and evaluation assets													130					1,755
Increase (decrease) for purchase of evaluation and exploration assets													0					0
Lac Simard South property [member]
Statement Line Items [Line Items]
Cash transferred																		35,000
Purchase of exploration and evaluation assets													0					$ 41,553
Proportion of ownership interest in associate																		100.00%	100.00%
Increase (decrease) for purchase of evaluation and exploration assets													0					$ 85,600
Number of instruments or interests issued or issuable																		10,700												10,700
Equity interests of acquirer																		$ 85,600
Jol Lithium Property [member]
Statement Line Items [Line Items]
Cash transferred																					$ 8,000
Purchase of exploration and evaluation assets													0					1,276
Net Smelter Royalty Return Percentage																					2.00%
Increase (decrease) for purchase of evaluation and exploration assets													0					0
Number of instruments or interests issued or issuable																					364
Cost of issuance of shares																					$ 2,454
Peg North Property [member]
Statement Line Items [Line Items]
Purchase of exploration and evaluation assets							$ 100,000	$ 100,000		$ 100,000			100,000					100,000
Net Smelter Royalty Return Percentage																					2.00%
Proportion of ownership interest in associate																					100.00%
Increase (decrease) for purchase of evaluation and exploration assets							$ 100,000		$ 100,000	$ 100,000			100,000					$ 100,000
Number of instruments or interests issued or issuable							28,818		13,072	10,526
Expense arising from exploration for and evaluation of mineral resources																									$ 881,337
Option agreement, net smelter royalty percentage																					1.00%
Option agreement, cash payment																					$ 1,500,000
Peg North Property [member] | Major purchases of assets [member]
Statement Line Items [Line Items]
Purchase of exploration and evaluation assets				$ 150,000	$ 150,000	$ 150,000																						$ 750,000
Increase (decrease) for purchase of evaluation and exploration assets				$ 150,000	$ 150,000	$ 150,000																						750,000
Expense arising from exploration for and evaluation of mineral resources																												$ 3,000,000
Athabasca properties [member]
Statement Line Items [Line Items]
Purchase of exploration and evaluation assets													$ 0
Proportion of ownership interest in associate													20.00%	20.00%
Increase (decrease) for purchase of evaluation and exploration assets													$ 6,716,449
Increase (decrease) in number of shares outstanding, acquisitions (in shares) | shares													1,369,810	1,369,810
Increase (decrease) through acquisition of subsidiary, equity													$ 5,205,278
Athabasca properties [member] | Finders and advisory fees [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, acquisitions (in shares) | shares													425,682	425,682
Increase (decrease) through acquisition of subsidiary, equity													$ 1,511,171
Athabasca properties [member] | Major purchases of assets [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate		19.00%	31.00%
Payments for exploration and evaluation expenses		$ 2,500,000	$ 2,000,000
Capital commitments		$ 12,000,000	$ 8,000,000
Athabasca properties [member] | Top of range [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate													70.00%	70.00%
Hatchet Lake [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate													14.03%	14.03%
Hatchet Lake [member] | Major purchases of assets [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate		15.22%	21.75%